SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 3) - shares	9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Accounting Policies [Abstract]
Weighted average number of ordinary shares outstanding - basic	24,910,619	[1]	24,910,660
Dilutive effect of stock options	3,000		2,156,055
Weighted average number of ordinary shares outstanding - diluted	24,913,619	[1]	27,066,715

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.